(LOSSES) EARNINGS PER SHARE - Schedule of earnings per share basic and diluted (losses) from continuing operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Denominator:
Weighted average number of ordinary shares outstanding	1,727,119,228	1,171,663,430	1,102,373,814
Earnings (losses) per share from continuing operations - basic	$ (0.02)	$ (0.01)	$ (0.03)
Numerator:
Net income (loss) from continuing operations attributable to ordinary shareholders	$ (34,480)	$ (7,008)	$ (25,384)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	1,727,119,228	1,171,663,430	1,102,373,814
Denominator used for earnings (losses) per share	1,727,119,228	1,171,663,430	1,102,373,814
Earnings (losses) per share from continuing operations-diluted	$ (0.02)	$ 0.01	$ (0.03)
Common Class A
Numerator:
Net income (loss) from continuing operations -basic	$ (33,877)	$ (6,854)	$ (25,384)
Denominator:
Weighted average number of ordinary shares outstanding	1,727,119,129	1,171,663,331	1,102,373,715
Earnings (losses) per share from continuing operations - basic	$ (0.02)	$ (0.01)	$ (0.03)
Numerator:
Net income (loss) from continuing operations - diluted	$ (33,877)	$ (6,854)	$ (25,384)
Reallocation of net income (loss) from continuing operations as a result of conversion of Class B to Class A shares	0
Net income (loss) from continuing operations attributable to ordinary shareholders	$ (33,877)	$ (6,854)	$ (25,384)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	1,727,119,129	1,171,663,331	1,102,373,715
Conversion of Class B to Class A ordinary shares	99	99	99
Denominator used for earnings (losses) per share	1,727,119,228	1,171,663,430	1,102,373,814
Earnings (losses) per share from continuing operations-diluted	$ (0.02)	$ (0.01)	$ (0.03)
Earnings (losses) from continuing operations per ADS:
Denominator used for earnings (losses) per ADS - basic	17,271,191	11,716,633	11,023,737
Denominator used for earnings (losses) per ADS - diluted	17,271,192	11,716,634	11,023,738
Earnings (losses) from continuing operations per ADS - basic	$ (1.96)	$ (0.58)	$ (2.3)
Earnings (losses) from continuing operations per ADS - diluted	$ (1.96)	$ (0.58)	$ (2.3)
Common Class B
Numerator:
Net income (loss) from continuing operations -basic	$ 0
Denominator:
Weighted average number of ordinary shares outstanding	99	99	99
Earnings (losses) per share from continuing operations - basic	$ 0
Numerator:
Net income (loss) from continuing operations - diluted	$ 0
Reallocation of net income (loss) from continuing operations as a result of conversion of Class B to Class A shares	0
Net income (loss) from continuing operations attributable to ordinary shareholders	$ 0
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	99	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for earnings (losses) per share	99	99	99
Earnings (losses) per share from continuing operations-diluted	$ 0
Earnings (losses) from continuing operations per ADS:
Denominator used for earnings (losses) per ADS - basic	0
Denominator used for earnings (losses) per ADS - diluted	0
Earnings (losses) from continuing operations per ADS - basic	$ 0
Earnings (losses) from continuing operations per ADS - diluted	$ 0